Non-Controlling Interests (Details)	12 Months Ended
Dec. 31, 2025
Fine Cosmos Development Limited [Member]
Non-Controlling Interests [Line Items]
Percentage of ownership	50.00%
Singapore hotel companies [Member]
Non-Controlling Interests [Line Items]
Percentage of ownership	51.00%